Future Minimum Lease Commitments under Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Leased Assets [Line Items]
2014	¥ 5,486
2015	3,591
2016	2,227
2017	1,422
2018	1,085
2019 and thereafter	1,778
Operating Leases, Future Minimum Payments Due, Total	¥ 15,589